Investments in Associates - Schedule of Denarius Change in Carrying Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Additions	$ 0	$ 50,000
Company’s share of the loss from the associate	(2,884)	59
Denarius
Disclosure of associates [line items]
Beginning balance	0	12,369
Additions		1,122
Company’s share of the loss from the associate	0	(2,463)
Equity share of other comprehensive loss		600
Loss on derecognition		(8,142)
Reclassification of investment		(3,486)
Ending balance		0
Denarius | Company's Share of Loss from the Associate
Disclosure of associates [line items]
Company’s share of the loss from the associate		(783)
Denarius | Loss on Dilution
Disclosure of associates [line items]
Company’s share of the loss from the associate		(1,680)
Denarius | Common shares
Disclosure of associates [line items]
Beginning balance	0	11,960
Additions		1,122
Equity share of other comprehensive loss		600
Loss on derecognition		(8,142)
Reclassification of investment		(3,077)
Ending balance		0
Denarius | Common shares | Company's Share of Loss from the Associate
Disclosure of associates [line items]
Company’s share of the loss from the associate		(783)
Denarius | Common shares | Loss on Dilution
Disclosure of associates [line items]
Company’s share of the loss from the associate		(1,680)
Denarius | Warrants
Disclosure of associates [line items]
Beginning balance	$ 0	409
Reclassification of investment		(409)
Ending balance		$ 0